SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2021 CNY (¥) installment customer	Dec. 31, 2021 USD ($) installment customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2021 $ / ¥	Dec. 31, 2018 CNY (¥)
Significant accounting policies:
Goodwill impairment				¥ 0		¥ 0	¥ 0
Allowance for doubtful accounts						0		¥ 814,000
Unrealized gain/loss on available-for-sale investments, net of tax effect				¥ 2,585,000	$ 406	(21,340,000)	2,666,000
Lease term				4 years	4 years
Impairment equity securities				¥ 0		0	2,382,000
Impairment equity method				0		0	218,000
Unrealized gain(loss) on available-for-sale investments				1,345,000		(22,583,000)	3,514,000
Unrealized (losses)/gains on available-for-sale investments				¥ 1,240,000		1,243,000	(848,000)
Increase to retained earnings due to the cumulative impact of adopting Topic 606						2,730,258,000	¥ 2,497,588,000	2,933,439,000	$ 460,322			¥ 1,809,578,000
Amount due from related parties						¥ 860,213,000		295,614,000	46,388
Percentage of sales revenue				53.50%	53.50%	69.00%	27.80%
Value added tax rate	13.00%	16.00%	17.00%
Advertising Expense				¥ 151,744,000		¥ 136,974,000	¥ 72,269,000
Government subsidies recognized as income				23,140,000		13,461,000	14,723,000
Government subsidy, cost of revenue				103,660,000		10,408,000	0
Government deferred subsidy income, current						26,158,000		3,129,000
Government deferred subsidy income, non-current						183,920,000		175,053,000
Cash and cash equivalents						2,273,349,000		1,468,499,000	$ 230,440
Foreign currency exchange rate										1.00	6.3726
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Significant accounting policies:
Amount due from related parties						830,871,000		286,341,000
U.S. Dollar Denominated
Significant accounting policies:
Cash and cash equivalents						609,679,000		435,205,000
General and Administrative Expenses
Significant accounting policies:
Transaction (losses)/gains				¥ 18,156,000		¥ 27,451,000	¥ (14,231,000)
Smart Wearable Devices
Significant accounting policies:
Percentage of sales revenue				53.50%	53.50%	69.00%	72.20%
Number of customers | customer				1	1	1	1
Number of payment installments from customer | installment				2	2
Percentage of second installment payment receivable				50.00%	50.00%
Self-branded products and others
Significant accounting policies:
Percentage of sales revenue				46.50%	46.50%	31.00%	27.80%
Minimum
Significant accounting policies:
Deposit (as percent of face value)				30.00%	30.00%
Minimum | Software Services
Significant accounting policies:
Selling price per unit				¥ 1.97		¥ 1.83	¥ 1.72
Minimum | Trademark and Patents
Significant accounting policies:
Useful lives				5 years	5 years
Maximum
Significant accounting policies:
Deposit (as percent of face value)				40.00%	40.00%
Maximum | Software Services
Significant accounting policies:
Selling price per unit				¥ 2.15		8.40	¥ 10.62
Maximum | Trademark and Patents
Significant accounting policies:
Useful lives				10 years	10 years
Measurement Input, Discount Rate
Significant accounting policies:
Discount rate							19
Accumulated Retained Earnings
Significant accounting policies:
Increase to retained earnings due to the cumulative impact of adopting Topic 606						¥ 1,133,368,000	¥ 910,612,000	¥ 1,271,171,000				¥ 340,046,000